Additional Information-Financial Statement Schedule I Condensed Financial Information of Parent Company - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (69,068)	$ (89,532)	$ (28,695)
Share-based compensation	3,813	11,436	4,502
Changes in operating assets and liabilities:
Accrued expenses and other payables	5,380	395	4,122
Prepaid expenses and other current assets	(12,527)	(22,967)	(20,048)
Net cash used in operating activities	(4,745)	(9,749)	(73,684)
Cash flows from investing activities:
Net cash provided by investing activities	1,223	98,982	162,411
Cash flows from financing activities:
Proceeds from borrowings	18,166	71,640	92,498
Repayment of borrowings	(51,214)	(107,500)	(14,060)
Proceeds of advances from related parties	115,035	159,938	35,577
Repayment of advances from related parties	(116,821)	(143,447)	(75,223)
Proceeds from convertible loans	21,000
Net cash used in financing activities	(6,328)	(138,637)	(59,734)
Cash and restricted cash at beginning of year	13,768	64,447	34,985
Effect of exchange rate changes	(728)	(1,275)	469
Cash and restricted cash at end of year	3,190	13,768	64,447	$ 34,985
Reportable legal entities | Parent
Cash flows from operating activities:
Net loss	(46,116)	(89,215)	(28,619)
Equity in income of subsidiaries and variable interest entities	45,745	76,099	24,115
Share-based compensation		11,436	4,502
Changes in operating assets and liabilities:
Amounts due from/to related parties	(20,980)	173	2
Accrued expenses and other payables	(292)	581
Prepaid expenses and other current assets	123
Net cash used in operating activities	(21,520)	(926)
Cash flows from investing activities:
Repayment of investment in subsidiaries	1,586
Net cash provided by investing activities	1,586
Cash flows from financing activities:
Proceeds from borrowings		500
Repayment of borrowings		(500)
Proceeds of advances from related parties		950
Repayment of advances from related parties	(1,050)
Proceeds from convertible loans	21,000
Net cash used in financing activities	19,950	950
Net increase in cash			$ 16	$ 24
Cash and restricted cash at beginning of year	24
Cash and restricted cash at end of year	$ 40	$ 24